Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Amounts due to related party	$ 1,621,175	$ 1,212,845	$ 650,806
YSK 1860 Co., Limited [Member]
Related Party Transactions (Details) [Line Items]
Provisional agreement for purchase and sale description	the Company received advances from Chan Tin Chi Family Company Limited (formerly known as YSK 1860 Co., Limited), which is the major shareholder of the Company for working capital purposes. These advances are non-interest bearing and are payable on demand. During the years ended December 31, 2021, the Company repaid to Chan Tin Chi Family Company Limited for working capital totaled $618,151. During the nine months ended September 30, 2022, the Company repaid to Chan Tin Chi Family Company Limited working capital totaling $308,289. As of September 30, 2022 and December 31, 2021, amounts due to Chan Tin Chi Family Company Limited amounted to $2,127,431 and $2,435,720, respectively.	the Company receive advances from Chan Tin Chi Family Company Limited (formerly known as YSK 1860 Co., Limited), who is the major shareholder of the Company for working capital purposes. These advances are non-interest bearing and are payable on demand. During the years ended December 31, 2021, the Company repaid to Chan Tin Chi Family Company Limited for working capital totaled $618,151. During the years ended December 31, 2019, the Company repaid to Chan Tin Chi Family Company Limited for working capital totaled $228,393. As of December 31, 2021 and 2020, amounts due to Chan Tin Chi Family Company Limited amounted to $2,435,720 and $1,817,569, respectively.